LONG-TERM INVESTMENTS, NET - Schedule of equity method investments - Parenthetical (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 22, 2017 CNY (¥)	Mar. 18, 2008
LONG-TERM INVESTMENTS, NET
Equity Method Investments		$ 3,848	$ 5,083
Proceeds from disposal of equity investment		0	0	$ 0
Beijing Eastern Media Corporation Ltd. ("BEMC ")
LONG-TERM INVESTMENTS, NET
Gain (loss) on investment		37		$ 57
Proceeds from disposal of equity investment	$ 1,205
Investment income recognized	$ 71
Beijing Eastern Media Corporation Ltd. ("BEMC ") | Parent Company | Reportable Legal Entities
LONG-TERM INVESTMENTS, NET
Ownership percentage						51.00%
Beijing Eastern Media Corporation Ltd. ("BEMC ") | China Eastern Media Corporation
LONG-TERM INVESTMENTS, NET
Ownership percentage						49.00%
Unicom AirNet
LONG-TERM INVESTMENTS, NET
Gain (loss) on investment		$ 44	$ 2,635
Ownership percentage					39.00%
Equity Method Investments | ¥					¥ 117.9